Segment Financial Information (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of operating segments [abstract]
Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss)
The following tables present the condensed financial information of these segments, after elimination of unrealized intersegment gain (loss), and include only select line items. The columns before intersegment eliminations include unconsolidated figures. As a result, the line items presented below may not total. These reporting segments are those which PEMEX’s management evaluates in its analysis and on which it bases its decision-making. These reporting segments are presented in PEMEX’s reporting currency.

As of/for the nine-month period ended September 30, 2024	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Revenues:
Trade	Ps.	247,919,624	482,381,043	—	123,770,887	368,971,198	—	16,530,921	—	Ps.	1,239,573,673
Intersegment	403,171,242		270,362,746	69,489,540	13,612,860	387,016,950	14,579,558	38,663,451	(1,196,896,347)	—
Services income	20,086		218,618	296,360	348	1,414,191	584	24,584	—	1,974,771
(Impairment) of wells, pipelines, properties, plant and equipment, net	15,447,401		(67,871,770)	582,924	—	—	—	—	—	(51,841,445)
Cost of sales	375,889,863		856,919,283	54,822,944	136,331,201	747,680,464	863,996	45,883,723	(1,186,195,738)	1,032,195,736
Gross income	290,668,490		(171,828,646)	15,545,880	1,052,894	9,721,875	13,716,146	9,335,233	(10,700,609)	157,511,263
Distribution, transportation and sale expenses	501,931		10,651,527	1,374,721	—	91,281	118,728	32,009	(1,507,786)	11,262,411
Administrative expenses	19,643,247		38,005,833	8,436,483	1,355,041	2,518,863	61,934,091	5,359,429	(9,235,740)	128,017,247
Other revenues	4,480,559		4,139,087	526,696	(173,695)	751,330	903,347	1,285,918	—	11,913,242
Other expenses	3,316,677		880,982	103,770	41	46,460	73,354	115,568	54,408	4,591,260
Operating income	271,687,194		(217,227,901)	6,157,602	(475,883)	7,816,601	(47,506,680)	5,114,145	(11,491)	25,553,587
Financing income	57,185,776		780,671	14,992,318	896,940	943,281	163,754,808	1,615,573	(227,899,376)	12,269,991
Financing cost	135,386,982		27,127,433	264,251	193,978	5,546,933	170,824,916	2,279,626	(227,910,868)	113,713,251
Derivative financial instruments (cost), net	(9,379,711)		239,681	—	95,455	(241,846)	(3,997,112)	—	—	(13,283,533)
Foreign exchange (loss) income — net	(55,653,581)		(238,351,425)	(463,944)	—	(483,957)	42,206,754	(3,660,049)	—	(256,406,202)
Profit sharing in associates	(10,983)		(1,282,079)	968	—	(47,807)	(415,556,484)	(634,876)	417,953,100	421,839
Total duties, taxes and other	79,062,082		—	4,438,500	81,431	2,661,553	(1,969,233)	670,856	—	84,945,189
Net (loss) income	Ps.	49,379,631	(482,968,486)	15,984,193	241,103	(222,214)	(429,954,397)	(515,689)	417,953,101	Ps.	(430,102,758)
Total current assets	1,060,328,199		230,965,284	286,288,899	39,682,801	285,885,805	1,827,135,217	117,892,578	(3,361,651,942)	486,526,841
Total non-current assets	964,811,813		573,325,253	153,108,988	33,941,832	116,474,781	92,549,757	548,528,707	(656,057,564)	1,826,683,567
Total current liabilities	560,920,301		1,636,480,309	74,487,469	14,120,333	224,292,224	1,851,323,400	52,289,265	(3,361,579,362)	1,052,333,939
Total long-term liabilities	1,914,572,534		592,695,746	78,452,904	2,754,731	1,581,714	1,807,287,611	58,283,112	(1,455,570,177)	3,000,058,175
Total equity (deficit)	(450,352,823)		(1,424,885,518)	286,457,514	56,749,569	176,486,648	(1,738,926,037)	555,848,908	799,440,033	(1,739,181,706)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	92,924,986		7,537,623	4,689,577	1,870,533	204,574	427,909	1,765,195	—	109,420,397
Depreciation of rights of use	242,968		2,372,894	272,436	476,839	541,933	451,895	151,361	—	4,510,326
Net periodic cost of employee benefits	29,300,521		41,900,776	6,931,799	—	2,887	26,036,992	47,173	—	104,220,148
Interest income (1)	135,581		434,202	17,827	234,578	365,766	7,070,805	1,261,248	—	9,520,007
Interest cost (2)	(3,214,151)		2,411,338	264,193	193,978	4,191,533	100,872,900	1,600,620	—	106,320,411

(1)Included in financing income.
(2)Included in financing cost.

For the three-month period ended September 30, 2024	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Revenues:
Trade	Ps.	80,278,436	161,060,502	—	48,039,379	131,522,956	—	4,608,092	—	Ps.	425,509,365
Intersegment	143,637,481		94,400,399	22,435,555	3,024,980	135,467,793	(6,101,146)	14,404,257	(407,269,319)	—
Services income	6,888		41,949	48,725	159	504,387	145	10,381	—	612,634
(Impairment) of wells, pipelines, properties, plant and equipment, net	(3,567,530)		(31,479,678)	754,754	—	—	—	—	—	(34,292,454)
Cost of sales	120,233,424		293,114,118	16,209,890	51,386,441	265,862,892	313,815	15,815,009	(416,491,176)	346,444,413
Gross income	100,121,851		(69,090,946)	7,029,144	(321,923)	1,632,244	(6,414,816)	3,207,721	9,221,857	45,385,132
Distribution, transportation and sale expenses	170,930		450,549	1,218,340	—	20,994	28,082	(702)	1,641,598	3,529,791
Administrative expenses	(250,615)		10,867,203	808,094	561,818	831,429	21,230,095	2,041,997	7,450,770	43,540,791
Other revenues	1,043,584		964,661	97,738	(181,587)	484,018	748,521	175,190	—	3,332,125
Other expenses	1,089,478		(125,220)	3,119	2	30,019	7	1,198	140,109	1,138,712
Operating income	100,155,642		(79,318,817)	5,097,329	(1,065,330)	1,233,820	(26,924,479)	1,340,418	(10,620)	507,963
Financing income	20,110,041		239,042	4,982,629	352,404	348,326	49,348,539	602,698	(73,908,139)	2,075,540
Financing cost	42,437,595		9,586,436	76,177	99,917	1,971,128	61,497,005	863,271	(73,918,760)	42,612,769
Derivative financial instruments income (cost), net	1,359,497		82,940	—	3,273	402,766	651,308	—	—	2,499,784
Foreign exchange (loss) — net	(35,021,117)		(113,874,412)	(268,680)	—	(25,555)	21,203,103	(2,124,399)	—	(130,111,060)
Profit sharing in associates	(117,478)		(800,626)	(37)	—	(2,059,213)	(154,725,343)	(3,083,360)	160,942,680	156,623
Total duties, taxes and other	1,361,451		—	1,720,307	33,412	1,132,915	(10,608,564)	331,961	—	(6,028,518)
Net (loss) income	Ps.	42,687,539	(203,258,309)	8,014,757	(842,982)	(3,203,899)	(161,335,313)	(4,459,875)	160,942,681	Ps.	(161,455,401)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	29,911,969		2,154,679	1,491,906	783,917	68,339	143,772	607,186	—	35,161,768
Depreciation of rights of use	82,547		806,041	87,710	198,393	192,390	150,631	76,938	—	1,594,650
Net periodic cost of employee benefits	9,887,798		14,150,669	2,399,715	—	1,312	8,769,135	15,859	—	35,224,488
Interest income (1)	33,895		89,088	8,141	66,244	133,038	2,524,382	477,211	—	3,331,999
Interest cost (2)	(304,596)		865,506	76,141	99,917	1,414,106	35,873,244	530,255	—	38,554,573

(1)Included in financing income.
(2)Included in financing cost.

For the nine-month period ended September 30, 2023	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Revenues:
Trade	Ps.	326,681,664	582,370,544	—	134,228,006	231,681,294	—	16,612,475	—	Ps.	1,291,573,983
Intersegment	349,649,964		204,985,694	77,309,358	8,816,626	441,810,012	69,794,786	43,005,200	(1,195,371,640)	—
Services income	19,399		256,165	1,183,894	—	1,335,569	615	35,473	—	2,831,115
(Impairment) of wells, pipelines, properties, plant and equipment, net	(62,725,055)		(11,461,191)	(11,306)	—	—	—	—	—	(74,197,552)
Cost of sales	347,995,457		870,881,418	60,818,882	128,139,976	660,436,239	855,925	54,644,443	(1,123,206,687)	1,000,565,653
Gross income	265,630,515		(94,730,206)	17,663,064	14,904,656	14,390,636	68,939,476	5,008,705	(72,164,953)	219,641,893
Distribution, transportation and sale expenses	407,035		15,103,787	14,965	—	106,440	72,864	58,593	(7,140,871)	8,622,813
Administrative expenses	56,114,536		46,735,669	16,076,448	936,203	2,347,112	57,497,408	5,339,226	(65,032,266)	120,014,336
Other revenues	2,158,710		7,476,838	671,412	39,875	559,353	671,891	3,531,380	—	15,109,459
Other expenses	16,779,971		842,940	1,472	18,235	143,274	986	179,900	(7,430)	17,959,348
Operating income	194,487,683		(149,935,764)	2,241,591	13,990,093	12,353,163	12,040,109	2,962,366	15,614	88,154,855
Financing income	46,072,318		887,740	14,027,927	605,726	435,436	115,008,242	1,166,904	(162,468,870)	15,735,423
Financing cost	92,093,244		21,498,230	275,986	119,832	4,124,271	153,641,450	1,986,765	(162,453,254)	111,286,524
Derivative financial instruments (cost), net	(732,590)		276,481	—	—	(362,882)	(5,830,065)	—	—	(6,649,056)
Foreign exchange income (loss) - net	104,222,634		80,896,584	123,489	—	38,940	(6,039,281)	3,639,330	—	182,881,696
Profit sharing in associates	(20,095)		480,310	28	—	21,601,383	39,828,966	28,985,669	(90,556,085)	320,176
Total duties, taxes and other	161,175,159		—	4,439,739	106,108	1,598,996	(1,690,020)	501,792	—	166,131,774
Net income (loss)	Ps.	90,761,547	(88,892,879)	11,677,310	14,369,879	28,342,773	3,056,541	34,265,712	(90,556,087)	Ps.	3,024,796
Depreciation and amortization of wells, pipelines, properties, plant and equipment	70,980,574		7,992,227	4,658,725	1,632,809	217,342	423,162	1,497,775	—	87,402,614
Depreciation of rights of use	214,626		2,363,645	291,299	407,895	586,555	442,232	85,113	—	4,391,365
Net periodic cost of employee benefits	27,629,094		40,264,342	6,207,951	—	2,055	24,516,466	35,504	—	98,655,412
Interest income (1)	135,442		654,263	36,204	316,982	110,309	9,065,807	818,430	—	11,137,437
Interest cost (2)	(449,023)		2,535,607	275,499	119,832	3,386,898	96,450,619	1,681,743	—	104,001,175

(1)Included in financing income.
(2)Included in financing cost.

For the three-month period ended September 30, 2023	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Revenues:
Trade	Ps.	116,472,969	190,770,615	—	52,356,062	94,852,689	—	6,628,712	—	Ps.	461,081,047
Intersegment	106,464,231		82,689,778	22,642,592	2,569,283	160,521,518	24,759,973	16,020,560	(415,667,935)	—
Services income	6,220		91,520	299,619	—	323,019	158	7,676	—	728,212
(Impairment) of wells, pipelines, properties, plant and equipment, net	(3,188,960)		(4,912,795)	(11,306)	—	—	—	—	—	(8,113,061)
Cost of sales	122,618,423		293,763,555	20,776,466	47,470,021	250,731,960	395,394	21,912,110	(389,647,415)	368,020,514
Gross income	97,136,037		(25,124,437)	2,154,439	7,455,324	4,965,266	24,364,737	744,838	(26,020,520)	85,675,684
Distribution, transportation and sale expenses	90,098		5,531,789	(109,316)	—	52,200	55,905	18,521	(4,505,739)	1,133,458
Administrative expenses	20,070,106		13,529,694	5,558,015	559,934	1,069,021	19,364,748	2,068,452	(21,690,099)	40,529,871
Other revenues	591,158		801,185	(337,403)	26,027	196,296	37,967	1,623,781	—	2,939,011
Other expenses	14,380,867		823,092	21	(256,955)	2,279	34	176,373	163,289	15,289,000
Operating income	63,186,124		(44,207,827)	(3,631,684)	7,178,372	4,038,062	4,982,017	105,273	12,029	31,662,366
Financing income	16,019,793		327,917	4,852,626	263,101	228,996	36,026,694	563,474	(50,771,709)	7,510,892
Financing cost	30,179,008		4,277,136	75,567	40,740	1,563,338	50,347,963	781,633	(50,759,678)	36,505,707
Derivative financial instruments (cost), net	(8,009,935)		(113,997)	—	—	(188,627)	(1,124,836)	—	—	(9,437,395)
Foreign exchange (loss) income -net	(15,788,024)		(35,621,387)	(56,998)	—	(28,747)	4,409,526	(708,806)	—	(47,794,436)
Profit sharing in associates	15,913		(2,056,431)	(16)	—	8,897,766	(73,621,949)	10,292,047	56,640,877	168,207
Total duties, taxes and other	23,386,911		—	452,815	37,453	1,197,684	(542,027)	205,450	—	24,738,286
Net (loss) income	Ps.	1,857,952	(85,948,861)	635,546	7,363,280	10,186,428	(79,134,484)	9,264,905	56,640,875	Ps.	(79,134,359)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	25,574,594		2,286,030	1,501,479	576,330	68,053	139,330	465,620	—	30,611,436
Depreciation of rights of use	101,168		776,527	79,445	407,895	464,211	147,411	29,131	—	2,005,788
Net periodic cost of employee benefits	8,880,743		13,053,216	1,858,687	—	4	7,877,738	12,502	—	31,682,890
Interest income (1)	46,367		168,398	3,316	132,058	69,853	2,932,110	452,524	—	3,804,626
Interest cost (2)	(223,773)		810,030	75,545	40,740	1,239,807	32,144,704	603,425	—	34,690,478

(1)Included in financing income.
(2)Included in financing cost.

As of December 31, 2023	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Total current assets	Ps.	909,819,796	218,747,813	274,384,409	34,058,111	235,899,424	1,850,711,295	111,621,072	(3,096,701,174)	Ps.	538,540,746
Total non-current assets	910,837,120		521,938,961	162,309,993	27,058,584	101,729,105	158,576,028	448,587,744	(566,102,945)	1,764,934,590
Total current liabilities	629,264,289		1,161,203,831	89,855,544	10,696,459	182,349,198	2,071,859,608	75,119,615	(3,096,630,883)	1,123,717,661
Total non-current liabilities	1,727,159,904		625,142,251	83,574,554	3,191,749	1,247,810	1,590,289,886	58,281,618	(1,256,151,287)	2,832,736,485
Equity (deficit), net	(535,767,277)		(1,045,659,308)	263,264,304	47,228,487	154,031,521	(1,652,862,171)	426,807,583	689,978,051	(1,652,978,810)